Organization and Principal Activities (Details)							1 Months Ended
	Feb. 06, 2026 USD ($) $ / shares	Dec. 05, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Feb. 15, 2022 USD ($)	Sep. 30, 2020	Mar. 04, 2019	Dec. 31, 2025 $ / shares	Sep. 30, 2025 USD ($)	Jul. 31, 2025	Apr. 30, 2013	Dec. 31, 2024 $ / shares	Jun. 17, 2023	Mar. 14, 2022	Mar. 13, 2022	Feb. 15, 2022 CNY (¥)	Jul. 13, 2021	May 31, 2018	Dec. 31, 2017	Apr. 30, 2012
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition					90.00%
Issuance of share consideration (in Dollars) | $		$ 23,900,000
Price per share (in Dollars per share) | $ / shares							$ 0.001				$ 0.001
Number of trading days	10 days
Kandi Hainan [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest				66.70%						45.00%
Kandi New Energy [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest										55.00%
Jiangxi Huiyi [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition																100.00%
Jiangsu Xingchi [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest				33.30%
Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest							85.00%		51.00%
Unrelated Third Party [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest							15.00%		49.00%
Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition						90.00%												100.00%
Percentage of ownership interest					100.00%
SC Autosports [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition																	100.00%
Supply Chain [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest						10.00%
Kandi Hainan and Jiangsu Xingchi [Member]
Organization and Principal Activities [Line Items]
Invested amount				$ 4,600,000											¥ 30,000,000
NGI [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition												100.00%
Kandi New Energy to Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests													50.00%
Hainan Kandi Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests			33.30%					33.30%
Yongkang Scrou [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition																			100.00%
Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Voting rights and residual interests														100.00%
Jinhua Kandi YunGongMao Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Voting rights and residual interests														100.00%
Hainan Kandi Holding [Member]
Organization and Principal Activities [Line Items]
Consideration			¥ 5,100,000					$ 710,000
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Stock issued (in Dollars) | $	$ 17,700,000
Price per share (in Dollars per share) | $ / shares	$ 1.35
Number of trading days	10 days
Ruiheng [Member] | Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest					10.00%